Operating Segments (Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales [Abstract]
Sales to external parties	$ 5,271	$ 5,556	$ 5,418
Inter-segment sales	0	0	0
Total sales	5,271	5,556	5,418
Operating income (loss) [Abstract]
Segment profit	760	753	652
Other expenses not allocated to segments	(4)	766	(23)
Operating income (loss)	756	1,519	629
Financing expenses, net	(129)	(158)	(124)
Share in earnings of equity-accounted investees	1	3	0
Income (loss) before income taxes	628	1,364	505
Implementation of IFRS 16	339
Capital expenditures	693	605	507
Depreciation, amortization and impairment	433	420	418
Industrial Products [Member]
Sales [Abstract]
Sales to external parties	1,307	1,281	1,179
Inter-segment sales	11	15	14
Total sales	1,318	1,296	1,193
Operating income (loss) [Abstract]
Segment profit	338	300	247
Implementation of IFRS 16	8
Capital expenditures	66	50	49
Depreciation, amortization and impairment	67	63	61
Potash [Member]
Sales [Abstract]
Sales to external parties	1,330	1,481	1,258
Inter-segment sales	164	142	125
Total sales	1,494	1,623	1,383
Operating income (loss) [Abstract]
Segment profit	289	315	198
Implementation of IFRS 16	95
Capital expenditures	383	356	270
Depreciation, amortization and impairment	149	141	128
Phosphate Solutions [Member]
Sales [Abstract]
Sales to external parties	1,901	2,001	1,938
Inter-segment sales	79	98	99
Total sales	1,980	2,099	2,037
Operating income (loss) [Abstract]
Segment profit	100	113	53
Implementation of IFRS 16	113
Capital expenditures	213	180	154
Depreciation, amortization and impairment	177	172	172
Innovative Ag Solutions [Member]
Sales [Abstract]
Sales to external parties	699	719	671
Inter-segment sales	18	22	21
Total sales	717	741	692
Operating income (loss) [Abstract]
Segment profit	21	29	29
Implementation of IFRS 16	9
Capital expenditures	21	15	12
Depreciation, amortization and impairment	21	19	19
Other activities [Member]
Sales [Abstract]
Sales to external parties	34	74	372
Inter-segment sales	3	5	12
Total sales	37	79	384
Operating income (loss) [Abstract]
Segment profit	19	9	127
Implementation of IFRS 16	105
Capital expenditures	4	1	19
Depreciation, amortization and impairment	22	4	8
Reconciliations [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(275)	(282)	(271)
Total sales	(275)	(282)	(271)
Operating income (loss) [Abstract]
Segment profit	(7)	(13)	(2)
Implementation of IFRS 16	9
Capital expenditures	6	3	3
Depreciation, amortization and impairment	$ (3)	$ 21	$ 30